BANK BORROWINGS	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS [Abstract]
BANK BORROWINGS

18.                   BANK BORROWINGS

Short-term and long-term loans consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Short-term	365,274	720,689	119,049
Long-term, current portion	-	6,000	991
	365,274	726,689	120,040
Long-term, non-current portion	-	33,000	5,451
	365,274	759,689	125,491

The Group's short-term loans were RMB-denominated loans obtained from banks and other financial institutions with interest rates ranging from 4.83% to 10.25% per annum and 5.60% to 10.20% per annum for the years ended December 31, 2012 and 2013, respectively. The weighted average interest rate on short-term loans outstanding as of December 31, 2012 and 2013 was 7.91% and 7.53% per annum, respectively. The short-term loans are repayable between January 2014 and November  2014. The unused lines of credit for short-term financing amounted to RMB356,421 and RMB668,680 (US$110,458) as of December 31, 2012 and December 31, 2013, respectively.

The Group's long-term loan was a RMB-denominated loan obtained from Shanghai Pudong Development Bank for funding of store construction of Yizhong. The long-term loan has an interest rate of 6.56% per annum and is repayable as follows:

	December 31, 2013
	RMB	US$

2014	6,000	991
2015	7,000	1,156
2016	10,000	1,652
2017	10,000	1,652
2018	6,000	991

The amounts of guaranteed, guaranteed and secured, and unsecured short-term and long-term loans as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Guaranteed	271,782	442,255	73,055
Guaranteed and secured	76,450	316,504	52,282
Unsecured	17,042	930	154

Total	365,274	759,689	125,491

Guaranteed loans as of December 31, 2012 and 2013 were guaranteed by the following parties:

	December 31,
	2012	2013
	RMB	RMB	US$

Mr. Guo, Donglv Liang and Lentuo Electromechanical (collectively, the "Loan Guarantors")*	50,000	159,000	26,265
Lentuo Electromechanical*	98,682	72,381	11,956
Mr. Guo*	40,000	3,000	496
Tianjin Haowu Mechanical & Electrical Car Trade Co., Ltd. ("Haowu")**	30,000	-	-
Tianjin Haoxin Credit Guarantee Co., Ltd. ("Haoxin")**	23,000	30,000	4,956
Taizhou Hengtai Automobile Service Co., Ltd.	20,000	-	-
ITOCHU***	-	150,000	24,778
Others	10,100	27,874	4,604

Total	271,782	442,555	73,055

*            Mr Guo is a shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.

**     Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

***ITOCHU is the noncontrolling interests in Aotong.

Loans amounting to RMB76,450 and RMB316,504 (US$52,282) as of December 31, 2012 and 2013, respectively, were guaranteed by the Loan Guarantors and secured by the property and equipment of the Group (Note 9), the land use rights of the Group (Note 10) and Lentuo Electromechanical's property and equipment and land use rights (Note 20).

Interest expenses on short-term loans were RMB23,704, RMB30,760 and RMB28,579 (US$4,721) while interest expenses on long-term loans were nil, nil and RMB1,369 (US$226), which were net of capitalized interest amounting to nil, RMB10,966 and RMB7,684 (US$1,269), for the years ended December 31, 2011, 2012 and 2013, respectively.